Debt - Additional Information (Detail)			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended	1 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 8% Senior Notes Due 2016	Dec. 31, 2011 8% Senior Notes Due 2016	Dec. 31, 2012 7 1/2% Senior Subordinated Notes Due 2020	Dec. 31, 2011 7 1/2% Senior Subordinated Notes Due 2020	Dec. 31, 2012 7 1/2% Senior Subordinated Notes Due 2020 Euro-Denominated EUR (€)	Dec. 31, 2012 6 1/8% Senior Notes Due 2022	Dec. 31, 2011 6 1/8% Senior Notes Due 2022	Dec. 31, 2012 Securitization Facility USD ($)	Sep. 30, 2012 Senior Subordinated Convertible Notes USD ($)	Feb. 29, 2012 Senior Secured Credit Facility USD ($)	Dec. 31, 2012 Senior Secured Term Loan A Facility USD ($)	Feb. 29, 2012 Senior Secured Term Loan A Facility USD ($)	Feb. 29, 2012 Senior Secured Term Loan A Facility Libor Plus	Dec. 31, 2012 Senior Secured Term Loan B Facility USD ($)	Feb. 29, 2012 Senior Secured Term Loan B Facility USD ($)	Feb. 29, 2012 Senior Secured Term Loan B Facility Libor Plus	Dec. 31, 2012 Senior Secured Revolving Credit Facility USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility U.S. Dollar Component USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility Multi-Currency Component USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility Libor Plus
Debt Instrument [Line Items]
Borrowing under the credit facility										$ 400,000,000		$ 300,000,000	$ 675,000,000	$ 150,000,000		$ 650,000,000	$ 150,000,000		$ 250,000,000	$ 175,000,000	$ 75,000,000
Debt instrument maturity year										2015-02				2016-03			2017-01		2016-03
Basis spread on variable rate										0.90%					2.25%			3.00%				2.25%
Annual commitment fee percentage on unused portion of credit facility																			0.38%
Weighted average interest rate on facility	2.90%
Interest rate of debt instrument			8.00%	8.00%	7.50%	7.50%		6.125%	6.125%		1.875%
Debt instrument maturity year			2016	2016	2020	2020		2022	2022		2018
Debt instrument, redemption prices range percentage, minimum			100.00%		100.00%			100.00%
Debt instrument, redemption prices range percentage, maximum			104.00%		104.00%			103.00%
Debt instrument, aggregate principal balance designated as investment hedge							150,000,000
Private offering senior subordinated convertible notes, aggregate principal amount											500,000,000
Net proceeds after deducting fees and expenses											487,000,000
Net proceeds from senior subordinated convertible notes used for repurchase of common stock											100,000,000
Conversion rate for common stock											21
Convertible note, conversion price per share											$ 47.23
Principal amount of convertible notes in to shares common stock											1,000
Convertible Notes, repurchase rate											100.00%
Percentage by which closing sale price is more than current conversion price to be convertible											130.00%
Number of trading days											20 days
Number of Consecutive trading days											30 days
Number Of Trading Days											60 days
Number of Consecutive trading days											10 days
Percentage that distribution has per share value exceeding closing sale price of common stock											10.00%
Percentage of closing sale price in excess of convertible notes											98.00%
Trading-day period											10 days
Convertible Debt Initial Liability Component											418,000,000
Convertible Debt Equity Component											82,000,000
Effective interest rate											5.50%
Unused line fee for securitization facility										0.45%
Unamortized deferred debt issue costs	$ 48,000,000	$ 40,700,000